CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions	Total	Common shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013							$ 12
Beginning balance at Dec. 31, 2013	4,955	25	4,283	1,966	(1,373)	54
Net income (loss), excluding redeemable non controlling interests	100	0	0	100	0	0
Net income, redeemable non controlling interests							1
Other comprehensive income, net of tax	20	0	0	0	20	0	0
Dividend paid	(1)	0	0	0	0	(1)	(2)
Capital increase	4	0	4	0	0	0	0
Share-based compensation expense	5	0	5	0	0	0	0
Other changes	(2)	0	0	(2)	0	0	0
Ending balance at Mar. 31, 2014							11
Ending balance at Mar. 31, 2014	5,081	25	4,292	2,064	(1,353)	53
Beginning balance at Dec. 31, 2014	16						16
Beginning balance at Dec. 31, 2014	4,961	25	4,342	2,291	(1,736)	39
Net income (loss), excluding redeemable non controlling interests	23	0	0	22	0	1
Net income, redeemable non controlling interests							0
Other comprehensive income, net of tax	(34)	0	0	0	(34)	0	0
Capital increase	2	0	1	0	0	1	0
Share-based compensation expense	12	0	12	0	0	0	0
Other changes	(9)	0	0	(8)	0	(1)	0
Ending balance at Mar. 31, 2015	16						16
Ending balance at Mar. 31, 2015	$ 4,955	$ 25	$ 4,355	$ 2,305	$ (1,770)	$ 40